Stock Based Compensation - Summary of Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 658	$ 12,312	$ 30,531
Restricted Stock Units (RSUs) [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				41.69%
Expected life (in years)				10 years
Weighted-average estimated fair value of options granted during the year				$ 7.47